Income Taxes - Reconciliation of Effective Income Tax Rate (Details)				12 Months Ended
	Dec. 31, 2017	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	21.00%	21.00%	35.00%	35.00%	35.00%	35.00%
Non-controlling interest				2.90%	(2.10%)	(2.30%)
State tax rate				(0.20%)	1.80%	1.90%
U.S. tax reform rate change				71.40%	0.00%	0.00%
Share-based compensation				(6.20%)	0.00%	0.00%
Nondeductible interest expense				8.50%	(6.60%)	(2.60%)
Other				(1.20%)	(0.90%)	(1.80%)
Valuation allowance				(109.70%)	(27.50%)	(30.10%)
Effective tax rate				0.50%	(0.30%)	0.10%